Warrant liability (Details Narrative)	6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($) shares $ / shares	Feb. 28, 2022 USD ($) shares $ / shares $ / shares	Aug. 31, 2021 USD ($) shares $ / shares $ / shares	Feb. 28, 2022 $ / shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 $ / shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Fair value of warrants | $	$ 859,187	$ 859,187	$ 4,868,703		$ 14,627,215		$ 14,135,321
Equity Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	224,719	224,719
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants expiry date	Nov. 20, 2022
Warrants outstanding, Average remaining contractual life	8 months 23 days
Equity Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,868,787	1,868,787
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants expiry date	Jan. 08, 2024
Warrants outstanding, Average remaining contractual life	1 year 10 months 9 days
Equity Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	522,898	522,898
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants expiry date	Jan. 22, 2024
Warrants outstanding, Average remaining contractual life	1 year 10 months 24 days
Equity Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,058,227	1,058,227
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants expiry date	Feb. 24, 2024
Warrants outstanding, Average remaining contractual life	1 year 11 months 26 days
Equity Warrant Five [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	49,999	49,999
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants expiry date	Aug. 19, 2024
Warrants outstanding, Average remaining contractual life	2 years 5 months 19 days
Equity Warrant Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	11,666	11,666
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Warrants expiry date	Sep. 15, 2024
Warrants outstanding, Average remaining contractual life	2 years 6 months 18 days
Equity Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,736,296	3,736,296
Warrants outstanding, Average exercise price	$ 15.00	$ 15.00
Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,452,843	1,452,843	1,452,843		2,405,614		2,405,369
Fair value of warrants | $	$ 859,187	$ 859,187	$ 4,868,703
Share price		$ 3.32	$ 8.42
Expected dividend as percentage, share options granted	0.00%
Warrants outstanding, Average exercise price | (per share)	$ 8.96	$ 8.96	$ 8.96	$ 8.96		$ 9.56		$ 9.60
Warrants outstanding, Average remaining contractual life	1 year 11 months 23 days
Liability Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	14 days		6 months 10 days
Exercise price		$ 7.50	$ 7.50
Expected volatility	70.00%		70.00%
Risk free interest rate	1.28%		0.28%
Liability Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	2 years 5 months 8 days		2 years 11 months 8 days
Exercise price		$ 27.00	$ 27.00
Expected volatility	85.00%		90.00%
Risk free interest rate	1.44%		0.63%
Equity Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,736,396	3,736,396	3,736,396
Warrants outstanding, Average exercise price	$ 15	$ 15
Warrants outstanding, Average remaining contractual life	1 year 10 months 2 days
Proceeds from exercise of warrant | $	$ 56,000,000.0